Income Taxes - Schedule of components of income tax expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Deferred tax:
Deferred taxation - current year			$ 2,336,506	$ 590,952
Total income tax benefit	$ 550,030	$ 233,716	$ 2,791,238	$ 590,954
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Current income Tax:
Current tax on profits					$ (12,489)	$ (22,281)
Tax regarding prior years					81,066
Deferred tax:
Deferred taxation - current year					1,071,219	(52,665)
Deferred taxation - prior years					(69,386)	66,415
Total income tax benefit					$ 1,070,410	$ (8,531)